Share-based payments	12 Months Ended
Dec. 31, 2021
Share-based payments
Share-based payments

29.   Share-based payments

In 2016 we adopted a Long-Term Incentive Plan (“LTIP”). Under this LTIP key employees of the Group and key employees of the Group’s service provider (“non-employees”) received remuneration in the form of share options (further referred to as “options”), whereby they render services as consideration for equity instruments. Within LTIP several tranches of share options for Nexters Global’s Class A shares and Class B shares were issued as stated below.

In November 2021 the Company approved Employee Stock Option plan (the “ESOP”). Key staff employed by the Group and independent directors receive remuneration in the form of stock options, whereby employees render services as consideration for equity instruments (equity-settled transactions). The Company granted a number of stock options under the ESOP, including:

●Newly granted stock options (see section Stock options granted in 2021);
●Stock options, which represent modification of the outstanding options under previous LTIP (see section Modification of the complex options).

The common condition for both of these stock option types is that they have service condition. The Group believes that all employees granted a share-based compensation will continue to contribute to the Group’s projects and/or be employed by the Group during the respective vesting periods.

				Vesting
Class of shares	Grant Date	No. of options granted	Vesting period	conditions
Employee stock option plan	November 2021, depending on the employee	2,330,000***	2021 – 2026	Service condition
Class B complex vesting	01.01.2019	1,300*	2027	Service condition, performance non-market condition
Modification of Class B complex vesting options	01.01.2019	4,414,608***	2022-2026	Service condition, performance non-market condition
Complex conditional upon listing	18.11.2020	—**	2021	Service condition, performance non-market condition
Modification of complex conditional upon listing	18.11.2020	20,000***	2021	Service condition, performance non-market condition
Total share options granted as at December 31, 2021		6,764,608	—	—
*	Options granted refer to Nexters Global Ltd shares
**	Options are exercised as at the date of these consolidated financial statements, 20,000 are outstanding
***	Options granted refer to Nexters Inc. shares

We recorded share-based payments expense in general and administrative expenses, game operation cost and selling and marketing expenses of our consolidated statement of profit or loss and other comprehensive income. The table below summarizes the share-based payments expense within the year ended December 31, 2021, 2020 and 2019:

			2020, as		2019, as
			previously		previously
	2021	2020, restated*	reported	2019, restated*	reported
Class A	—	—	—	20	20
Class B	—	—	—	3,704	3,704
Class B complex vesting	216	2,146	169	2,738	919
Complex conditional upon listing	930	130	130	—	—
Employee stock option plan	2,615	—	—	—	—
Total recorded expenses	3,761	2,276	299	6,462	4,643
therein recognized:
within Game operation cost	234	1,073	85	5,073	4,163
within Selling and marketing expenses	467	—	—	—	—
within General and administrative expenses	3,060	1,203	214	1,389	480

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

In relation to the share-based payment expense for the year ended December 31, 2019 we recognized the increase in Other reserves of 6,413 as it corresponds to the equity settled portion of the share options and increase of 59 in liabilities as it corresponds to the dividends protection feature of the share options. The change to comparative numbers is described in Note 4.

In relation to the share-based payment expense for the year ended December 31, 2020 we recognized the increase in Other reserves of 2,159 as it corresponds to the equity settled portion of the share options, the increase of 117 in liabilities as it corresponds to non-share-based cash alternative of the share options and increase of 1,148 in liabilities as it corresponds to the dividends protection feature of the share options. The change to comparative numbers is described in Note 4.

In relation to the share-based payment expense for the year ended December 31, 2021 we recognized the increase in Other reserves of 3,079 as it corresponds to the equity settled portion of the share options and the increase of 682 in liabilities as it corresponds to non-share-based cash alternative of the share options.

The increase in Other reserves disclosed in the consolidated statement of changes in equity also includes share listing expense of 125,438 (see Note 12).

The table below summarizes the number of outstanding share options at the beginning of 2021:

	Employee	Class B complex	Class B complex	Complex
	stock	vesting - related to	vesting - related to	conditional upon
	options	Nexters Global Ltd	Nexters Inc	listing - related to
	plan	shares	shares	Nexters Inc shares
Outstanding at the beginning of the period (units)	—	500	—	100,000
Granted during the period (units)	2,330,000	—	—	0
Modification of options (units)	—	(500)	4,414,608	—
Exercised during the period (units)	—	—	—	(80,000)
Outstanding at the end of the period (units)	2,330,000	—	4,414,608	20,000

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).

Stock options granted in 2021

The stock options have only the service condition.

We have estimated the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value at the grant date:

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Market price, US$	From 7.86 to 8.71
Strike price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average FV of one option, US$	3.57

The options were accounted for in current year according to the vesting period. The table below summarizes the expenses recognized in relation to the abovementioned options:

	2021	2020	2019
Expenses in relation to yet unfulfilled condition	2,615	—	—
Total recorded expenses	2,615	—	—

Modification of the complex options

Under the LTIP adopted in 2016, the Company granted Class B share options to one employee and one non-employee on January 1, 2019 with a service condition and a performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options was ten years. The fair value of granted awards was calculated as fair value of 100% share capital of Company (Equity Value – “EV”) at the grant date adjusted for the discount for lack of marketability (DLOM) and multiplied by the respective share of ownership of the respective tranche. The EV was estimated based on comparable companies’ EV/OCI multiples. Monte-Carlo Simulation method was used for the probability determination, based on which the judgement about the recognition was made.

The options were accounted for in the current year according to a vesting period and the assessment of achievement of the performance conditions. For the purposes of the valuation each performance condition threshold was treated as a separate option with a separate valuation of the vesting period.

The following table presents fair value of options and related parameters used to estimate the fair value of our options at the grant date and probability of vesting:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options	7,856.12
*	— applied to the result of fair value estimation

Strike price for the above mention option at the beginning of 2021 was US$ 0.00

As part of the new ESOP, the Company has modified the complex options. Under the modified program, for a portion of the options the non-market performance condition was eliminated and they include only the service condition. For the remaining options the performance conditions were modified such that only the non-market performance targets were modified. The Company considers the modification to be beneficial to the recipients. The number of share options to vest was trued-up in accordance with management’s assessment of future achievement of non-market performance targets. The remaining grant-date fair value was applied to the revised number of share option and recognized over the modified vesting period.

The table below summarizes the expenses recognized in relation to the above-mentioned options:

	2021	2020	2019
Expenses in relation to the options with only the service condition	99	—	—
Expenses in relation to the options with a fulfilled non-market performance condition	—	2,146	2,466
Expenses in relation to the options with yet unfulfilled performance non-market condition	117	—	272
Total recorded expenses	216	2,146	2,738

Complex conditional upon listing

Under the LTIP share options in the entity surviving the Transaction as described in Note 3 were granted to one employee on November 18, 2020 with a service condition and a series of performance-based non-market vesting conditions related to the listing. The contractual term of the options is 2 years. Since the agreement contains a clause that grants an employee the discretion of receiving cash consideration or options we treat the following agreement as a compound financial instrument that includes both a liability and an equity component.

We estimate the fair value of cash consideration first and estimate the fair value of the equity component consequently. The fair value of cash consideration is estimated as nominal value of related cash payments at assumed vesting date. We estimate the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted and accounted for in the current year.

The following table presents fair value per one option and related assumptions used to estimate the fair value of equity component of our options at the grant date:

	November 18,	November 18,
Evaluation date (grant date)	2020	2020
Vesting period	12 months	8 months
Market price, US$	9.91	9.91
Strike price, US$	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	not applicable	not applicable
FV of option, US$	1.34	1.11

The options were accounted for in current year according to the vesting period and the assessment of performance conditions achievement. For the purposes of the valuation each performance condition threshold is treated as three separate sub-options with separate valuation of vesting periods.

The first two sub-options were exercised during 2021. The outstanding sub-option was modified on November 30, 2021, leading to the change in classification of the sub-option to equity-settled. Strike price for the above stated option at the beginning of 2021 was US$ 10.00 before the modification and US$ 0.00 after it.

The modification of the sub-option was accounted for as follows:

– derecognition of the liability in the amount of 200;

– recognition of the equity-settled share-based payment at its fair value as at the modification date and recognition in equity that fair value to the extent that the services have been rendered in the amount of 144;

– recognition in profit or loss, general and administrative expenses line, the difference between the carrying amount of the liability and the amount recognised in equity of 56.

The table below summarizes the expenses recognized in relation to the abovementioned options:

	2021	2020	2019
Expenses in relation to yet unfulfilled condition	—	130	—
Expenses in relation to fulfilled condition	930	—	—
Total recorded expenses	930	130	—